Schedules of Concentration of Risk Percentage (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	24.70%	38.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	14.10%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%	6.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	6.70%	13.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Product Information [Line Items]
Concentration risk percentage	18.40%	15.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Product Information [Line Items]
Concentration risk percentage		14.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%	14.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer L [Member]
Product Information [Line Items]
Concentration risk percentage	30.40%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration risk percentage	22.20%	15.70%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	4.00%	13.40%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk percentage	10.80%	7.90%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration risk percentage	1.90%	13.40%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Product Information [Line Items]
Concentration risk percentage	24.70%	10.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration risk percentage	4.10%	13.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier N [Member]
Product Information [Line Items]
Concentration risk percentage	11.60%	1.20%